                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888

                   Oppenheimer Institutional Money Market Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MAY 31

                      Date of reporting period: 02/28/2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                                Maturity     Final Legal       Principal
                                                                  Date*    Maturity Date**      Amount           Value
                                                                --------   ---------------   ------------   --------------
CERTIFICATES OF DEPOSIT--34.5%
YANKEE CERTIFICATES OF DEPOSIT--34.5%
Bank of Montreal, Chicago:
0.19%                                                             3/2/11         3/2/11      $100,000,000   $  100,000,000
0.19%                                                             3/4/11         3/4/11       100,000,000      100,000,000
0.19%                                                             3/7/11         3/7/11        44,000,000       44,000,000
0.20%                                                             3/3/11         3/3/11       100,000,000      100,000,000
Bank of Nova Scotia, Houston TX:
0.26%                                                            3/10/11        3/10/11        50,000,000       50,000,623
0.27%                                                            5/25/11        5/25/11        50,000,000       50,000,000
0.28%                                                            5/31/11        5/31/11        50,000,000       50,000,000
0.29%                                                             6/1/11         6/1/11        50,000,000       50,000,000
Barclays Bank plc, New York, 0.45% (1)                            4/9/11        7/19/11        70,000,000       70,000,000
BNP Paribas, New York:
0.49% (1)                                                        5/16/11        8/15/11       136,050,000      136,050,000
0.50%                                                            6/30/11        6/30/11        75,000,000       75,000,000
0.50%                                                             7/5/11         7/5/11       112,500,000      112,500,000
Credit Agricole Corporate & Investment Bank, New York Branch:
0.26%                                                             3/3/11         3/3/11        67,000,000       67,000,000
0.27%                                                            3/17/11        3/17/11        72,900,000       72,900,000
Deutsche Bank AG, New York, 0.29%                                 3/9/11         3/9/11        27,000,000       27,000,179
Nordea Bank Finland plc, New York:
0.27%                                                             3/4/11         3/4/11        50,000,000       50,000,000
0.30%                                                            4/15/11        4/15/11        50,000,000       50,000,000
0.34%                                                            5/24/11        5/24/11        42,000,000       42,000,000
Rabobank Nederland NV, 0.31% (1)                                 5/12/11        8/12/11        59,000,000       59,000,000
Rabobank Nederland NV, New York:
0.30% (1)                                                        4/28/11        7/29/11        55,300,000       55,300,000
0.33% (1)                                                        3/14/11        5/12/11        50,000,000       50,000,000
0.34%                                                            3/16/11        3/16/11        34,000,000       34,000,776
0.36% (1)                                                        3/25/11        6/27/11        70,000,000       70,000,000
0.42%                                                           11/10/11       11/10/11        50,000,000       50,000,000
0.50%                                                            9/14/11        9/14/11        21,000,000       21,003,429
Royal Bank of Canada, New York:
0.33% (1)                                                         3/1/11       11/10/11       104,500,000      104,500,000
0.35% (1)                                                         3/1/11        8/16/11       100,000,000      100,000,000
0.40% (1)                                                         3/1/11        12/2/11       100,000,000      100,000,000
Skandinaviska Enskilda Banken, New York:
0.35%                                                             5/9/11         5/9/11        50,000,000       50,000,000
0.35%                                                            5/10/11        5/10/11        50,000,000       50,000,000
0.35%                                                            5/11/11        5/11/11        67,000,000       67,000,000
0.35%                                                            5/17/11        5/17/11        35,000,000       35,000,000
Societe Generale, New York:
0.27%                                                            3/18/11        3/18/11        25,500,000       25,500,000
0.27%                                                            3/23/11        3/23/11        80,000,000       80,000,000
Svenska Handelsbanken, New York, 0.29%                            3/3/11         3/3/11        37,000,000       37,000,020
Toronto Dominion Bank, New York:
0.26% (1)                                                        3/10/11        3/10/11        45,000,000       45,000,154
0.34% (1)                                                        3/14/11        1/12/12        75,000,000       75,000,000


                1 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                                Maturity     Final Legal       Principal
                                                                  Date*    Maturity Date**      Amount           Value
                                                                --------   ---------------   ------------   --------------
UBS AG, Stamford CT, 0.29%                                       5/26/11        5/26/11      $100,000,000   $  100,000,000
Westpac Banking Corp., New York, 0.30% (1)                       4/20/11        5/13/11        27,500,000       27,500,188
                                                                                                            --------------
Total Certificates of Deposit (Cost $2,482,255,369)                                                          2,482,255,369
                                                                                                            ==============
DIRECT BANK OBLIGATIONS--24.2%
Barclays US Funding LLC:
0.30%                                                             3/1/11         3/1/11       100,000,000      100,000,000
0.32%                                                             3/2/11         3/2/11        50,000,000       49,999,556
0.33%                                                             3/7/11         3/7/11       103,000,000      102,994,335
Commonwealth Bank of Australia:
0.28% (2)                                                         4/5/11         4/5/11        59,450,000       59,434,105
0.28% (2)                                                        4/27/11        4/27/11       109,550,000      109,501,433
0.30% (2)                                                        3/21/11        3/21/11       100,000,000       99,983,333
DNB Nor Bank ASA Cayman, 0.17%                                    3/1/11         3/1/11       130,000,000      130,000,000
ING (US) Funding LLC:
0.22%                                                             3/7/11         3/7/11        50,000,000       49,998,167
0.22%                                                             3/8/11         3/8/11        50,000,000       49,997,861
0.24%                                                            3/16/11        3/16/11        38,825,000       38,821,118
Intesa Funding LLC:
0.31%                                                             3/8/11         3/8/11        50,000,000       49,996,986
0.31%                                                             3/9/11         3/9/11       100,000,000       99,993,111
0.31%                                                            3/10/11        3/10/11       100,000,000       99,992,250
0.32%                                                            3/16/11        3/16/11        50,000,000       49,993,333
National Australia Funding (Delaware), Inc., 0.33% (2)           7/18/11        7/18/11        50,000,000       49,936,292
Nordea North America, Inc.:
0.28%                                                             4/7/11         4/7/11        50,000,000       49,985,611
0.36%                                                            7/26/11        7/26/11       105,500,000      105,344,915
Northern Trust Company, Grand Cayman, 0.14%                       3/1/11         3/1/11       115,000,000      115,000,000
Societe Generale North America, Inc., 0.34%                       4/1/11         4/1/11       132,500,000      132,461,207
Swedbank AB:
0.40%                                                            5/16/11        5/16/11        50,000,000       49,957,778
0.43%                                                             5/4/11         5/4/11        50,000,000       49,961,778
0.43%                                                             5/6/11         5/6/11        50,000,000       49,960,583
0.43%                                                             5/9/11         5/9/11        50,000,000       49,958,792
                                                                                                            --------------
Total Direct Bank Obligations (Cost $1,743,272,544)                                                          1,743,272,544
                                                                                                            ==============
SHORT-TERM NOTES--27.9%
CAPITAL MARKETS--0.1%
BNP Paribas Finance, Inc., 0.46%                                 6/17/11        6/17/11         8,000,000        7,988,960
LEASING & FACTORING--2.8%
Toyota Motor Credit Corp., 0.33%                                  4/5/11         4/5/11       200,000,000      199,935,833
MUNICIPAL--7.6%
Bloomingdale Life Time Fitness LLC Revenue Bonds, Life Time
Fitness, Series 2000, 0.40% (1)                                   3/7/11         3/7/11         5,550,000        5,550,000
Capital Markets Access Co. LC Bonds, Carteret Investment
Assn. LLC, Series 2008, 0.29% (1)                                 3/7/11         3/7/11         7,320,000        7,320,000
Carroll Cnty., KY Environmental Facilities Revenue Bonds,
Kentucky Utilities Co. Project, Series 2008A, 0.34% (1)           3/7/11         3/7/11        27,500,000       27,500,000


                2 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                                Maturity     Final Legal       Principal
                                                                  Date*    Maturity Date**      Amount           Value
                                                                --------   ---------------   ------------   --------------
Charlotte, NC Certificates of Participation, NASCA R Hall of
Fame Facilities, Series 09D, 0.28% (1)                            3/7/11         3/7/11      $ 42,500,000   $   42,500,000
Cleveland, OH Airport System Revenue Bonds, Series 2008F,
0.27% (1)                                                         3/7/11         3/7/11        30,000,000       30,000,000
Cobb Cnty., GA Hospital Authority Revenue Anticipation
Certificates, Equipment Pool Project, Series 2004, 0.28% (1)      3/7/11         3/7/11        25,000,000       25,000,000
District of Columbia Multimodal University Revenue Bonds,
American University Issue, Series 2006A, 0.26% (1, 3)             3/7/11         3/7/11         4,610,000        4,610,000
Everett Clinic (The) Bonds, Series 2002, 0.37% (1)                3/7/11         3/7/11        10,300,000       10,300,000
Great Falls Clinic LLP Bonds, Series 06, 0.37% (1)                3/7/11         3/7/11        18,010,000       18,010,000
Henrico Cnty., VA Economic Development Authority Revenue
Bonds, Bon Secours Health System, Inc., Series 08B, 0.26% (1)     3/7/11         3/7/11        26,070,000       26,070,000
IN Development Finance Authority Education Facilities Bonds,
Indianapolis Museum of Art, Series 2004, 0.28% (1)                3/7/11         3/7/11        43,300,000       43,300,000
Johnson, TN Health & Education Facilities, Mountain States
Health, Series 2007B-1, 0.35% (1)                                 3/7/11         3/7/11        20,650,000       20,650,000
Johnson, TN Health & Education Facilities, Mountain States
Health, Series 2007B-2, 0.28% (1)                                 3/7/11         3/7/11        18,250,000       18,250,000
Macon-Bibb Cnty. Industrial Development Authority Revenue
Bonds, Bass Pro Outdoor World, Series 2005, 0.40% (1)             3/7/11         3/7/11        21,000,000       21,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.41% (1)           3/7/11         3/7/11        17,495,000       17,495,000
OH Higher Education Facilities Commission, Xavier University
2008 Project, Series B, 0.29% (1)                                 3/7/11         3/7/11        20,480,000       20,480,000
Private Colleges & Universities Authority Revenue Bonds,
Mercer University Project, Series 2006B, 0.28% (1)                3/7/11         3/7/11         6,315,000        6,315,000
Russell Cnty., VA Industrial Development Authority Hospital
Bonds, Mountain States Health Alliance, Series 08B, 0.29% (1)     3/7/11         3/7/11        10,775,000       10,775,000
San Bernardino Cnty., CA Certificates of Participation,
Series 2008A, 0.34% (1)                                           3/7/11         3/7/11        31,336,000       31,336,000
SC Jobs-Economic Development Authority Bonds, South Atlantic
Canners, Inc., Series 2001, 0.42% (1)                             3/7/11         3/7/11         5,000,000        5,000,000
St. Paul, MN Bonds, RiverCentre Arena Project, Series 2009A,
0.29% (1)                                                         3/7/11         3/7/11        17,900,000       17,900,000
Tift Cnty. Development Authority Industrial Development
Revenue Bonds, Heatcraft Refrigeration Products, Series
2008B, 0.29% (1)                                                  3/7/11         3/7/11         6,700,000        6,700,000
Trinitas Hospital Bonds, Series 2006, 0.29% (1)                   3/7/11         3/7/11        14,045,000       14,045,000


                 3 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                                Maturity     Final Legal       Principal
                                                                  Date*    Maturity Date**      Amount           Value
                                                                --------   ---------------   ------------   --------------
Tuscaloosa Cnty., AL Industrial Development Authority Gulf
Opportunity Zone Bonds, Hunt Refining Project, Series 2009A,
0.31% (1)                                                         3/7/11         3/7/11      $ 95,000,000   $   95,000,000
WA Health Care Facilities Authority, MultiCare Health
System, Series 2009A, 0.25% (1)                                   3/7/11         3/7/11        25,500,000       25,500,000
                                                                                                            --------------
                                                                                                               550,606,000
PERSONAL PRODUCTS--3.6%
Reckitt Benckiser Treasury Services plc:
0.35% (2)                                                        5/20/11        5/20/11        65,000,000       64,949,444
0.42% (2)                                                         8/1/11         8/1/11        50,000,000       49,910,750
0.42% (2)                                                         8/3/11         8/3/11        20,000,000       19,963,833
0.42% (2)                                                         8/5/11         8/5/11        50,000,000       49,908,417
0.42% (2)                                                         8/8/11         8/8/11        25,000,000       24,953,333
0.42% (2)                                                         8/9/11         8/9/11        50,000,000       49,906,083
                                                                                                            --------------
                                                                                                               259,591,860
RECEIVABLES FINANCE--6.2%
Alpine Securitization Corp., 0.24%                               3/21/11        3/21/11        35,000,000       34,995,333
Barton Capital Corp.:
0.25% (2)                                                        3/25/11        3/25/11        38,319,000       38,312,614
0.26% (2)                                                         3/8/11         3/8/11        30,009,000       30,007,483
0.26% (2)                                                        3/14/11        3/14/11         7,010,000        7,009,342
Market Street Funding LLC, 0.27% (2)                              3/9/11         3/9/11        50,049,000       50,045,997
Mont Blanc Capital Corp.:
0.26% (2)                                                        3/11/11        3/11/11       130,900,000      130,890,546
0.26% (2)                                                        3/18/11        3/18/11        65,000,000       64,992,019
0.26% (2)                                                        3/23/11        3/23/11        50,000,000       49,992,056
Sheffield Receivables Corp., 0.27% (2)                           3/22/11        3/22/11        38,500,000       38,493,936
                                                                                                            --------------
                                                                                                               444,739,326
SPECIAL PURPOSE FINANCIAL--7.6%
Crown Point Capital Co.:
0.37%                                                             3/2/11         3/2/11        14,000,000       13,999,856
0.37%                                                             3/3/11         3/3/11        50,000,000       49,998,972
0.37%                                                             3/7/11         3/7/11        45,000,000       44,997,227
0.37%                                                             3/8/11         3/8/11        86,700,000       86,693,762
FCAR Owner Trust II, 0.26%                                       3/17/11        3/17/11        20,000,000       19,997,689
Lexington Parker Capital Co. LLC:
0.37% (2)                                                         3/2/11         3/2/11        49,900,000       49,899,487
0.37% (2)                                                         3/4/11         3/4/11        63,200,000       63,198,051
0.37% (2)                                                         3/8/11         3/8/11        16,000,000       15,998,849
0.37% (2)                                                         3/9/11         3/9/11        50,000,000       49,995,889
0.37% (2)                                                        3/10/11        3/10/11       100,000,000       99,990,750


                 4 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

                                                                Maturity     Final Legal       Principal
                                                                  Date*    Maturity Date**      Amount            Value
                                                                --------   ---------------   ------------   --------------
0.37% (2)                                                        3/11/11        3/11/11      $ 53,000,000   $   52,994,553
                                                                                                            --------------
                                                                                                               547,765,085
                                                                                                            --------------
Total Short-Term Notes (Cost $2,010,627,064)                                                                 2,010,627,064
                                                                                                            ==============
U.S. GOVERNMENT OBLIGATIONS--4.1%
U.S. Treasury Nts.:
0.88%                                                            3/31/11        3/31/11        49,000,000       49,017,592
0.88%                                                            4/30/11        4/30/11        31,000,000       31,017,359
1.13%                                                           12/15/11       12/15/11        50,000,000       50,307,230
1.38%                                                            2/15/12        2/15/12       100,000,000      101,004,529
4.88%                                                            7/31/11        7/31/11        31,000,000       31,580,603
5.13%                                                            6/30/11        6/30/11        31,000,000       31,483,315
                                                                                                            --------------
Total U.S. Government Obligations (Cost $294,410,628)                                                          294,410,628
                                                                                                            ==============
U.S. GOVERNMENT AGENCIES--1.9%
Federal Home Loan Bank:
0.45%                                                           12/16/11       12/16/11        50,000,000       50,000,000
0.50%                                                           12/28/11       12/28/11        50,000,000       50,000,000
0.50%                                                             3/6/12         3/6/12        35,000,000       35,000,000
                                                                                                            --------------
Total U.S. Government Agencies (Cost $135,000,000)                                                             135,000,000
                                                                                                            ==============
REPURCHASE AGREEMENTS--1.4%
Repurchase agreement (Principal Amount/Value $100,000,000,
with a maturity value of $100,000,500) with JPMorgan Chase
Bank, 0.18%, dated 2/28/11, to be repurchased at
$100,000,500 on 3/1/11, collateralized by U.S. Government
Agency Mortgages,  0%-6.50%, 3/15/18-1/15/41, with a value
of $102,000,258
(Cost $100,000,000)                                               3/1/11         3/1/11       100,000,000      100,000,000
INVESTMENT COMPANY--4.7%
Prime Money Market Fund RBC Institutional,
Cl. 1, 0.17% (4) (Cost $339,671,279)                              3/1/11         3/1/11       339,671,279      339,671,279
Total Investments, at Value
(Cost $7,105,236,884)                                                                                98.7%   7,105,236,884
Other Assets Net of Liabilities                                                                       1.3       94,738,193
                                                                                             ------------   --------------
Net Assets                                                                                          100.0%  $7,199,975,077
                                                                                             ============   ==============

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

* The Maturity Date represents the date used to calculate the Fund's weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund's weighted average life.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,320,268,595 or 18.34% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

(3.) When-issued security or delayed delivery to be delivered and settled after February 28, 2011. See accompanying Notes.

(4.) Rate shown is the 7-day yield as of February 28, 2011.


                 5 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

                                                                    LEVEL 3--
                                LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                              QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                              -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Certificates of Deposit        $         --     $2,482,255,369        $--        $2,482,255,369
Direct Bank Obligations                  --      1,743,272,544         --         1,743,272,544
Short-Term Notes                         --      2,010,627,064         --         2,010,627,064
U.S. Government Obligations              --        294,410,628         --           294,410,628
U.S. Government Agencies                 --        135,000,000         --           135,000,000
Joint Repurchase Agreements              --        100,000,000         --           100,000,000
Investment Company              339,671,279                 --         --           339,671,279
                              -------------     --------------        ---        --------------
Total Assets                   $339,671,279     $6,765,565,605        $--        $7,105,236,884
                              -------------     --------------        ---        --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.


                 6 | Oppenheimer Institutional Money Market Fund

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS February 28, 2011 (Unaudited)

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 28, 2011, the Fund had sold securities issued on a delayed delivery basis as follows:

                  WHEN-ISSUED OR DELAYED DELIVERY BASIS
                             TRANSACTIONS
                  -------------------------------------
Sold securities               $31,500,907


REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                 7 | Oppenheimer Institutional Money Market Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund


By: /s/ William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 04/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ----------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 04/11/2011


By: /s/ Brian W. Wixted
    ----------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/11/2011